Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Long-term Debt

($ millions)	2022	2021
Bank debt	—	331.4
Senior guaranteed notes	1,441.5	1,638.8
Long-term debt	1,441.5	1,970.2
Long-term debt due within one year	538.7	278.1
Long-term debt due beyond one year	902.8	1,692.1
The Company's senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Hedged Equivalent (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2022	2021
Cdn$25.0	4.76%	—	November 22 and May 22	May 22, 2022	—	25.0
US$200.0	4.00%	—	November 22 and May 22	May 22, 2022	—	253.1
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	83.2	77.8
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	80.0
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	365.5	341.7
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	348.5	325.9
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	111.0	103.8
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	311.3	291.1
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	27.0	25.4
Senior guaranteed notes		1,249.8			1,441.5	1,638.8
Due within one year		445.0			538.7	278.1
Due beyond one year		804.8			902.8	1,360.7
(1)Includes underlying derivatives which fix the Company's foreign exchange exposure on its US dollar senior guaranteed notes.